SunAmerica Asset Management, LLC
Harborside 5 185 Hudson Street, Suite 3300
Jersey City NJ 07311

(551) 235-3560
Edward.Gizzi @AIG.com

Edward Gizzi
Associate General Counsel

May 11, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Series Trust (the “Registrant”)

Registration File Nos. 033-52742 and 811-07238

Ladies and Gentlemen:

On behalf of the Registrant’s portfolios enumerated in Exhibit A enclosed herewith, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file this certification set out below in lieu of electronically filing definitive copies of the prospectus and Statement of Additional Information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1. the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2. the Amendment, which is designated as Post-Effective Amendment No. 123 under the 1933 Act and Amendment No. 124 under the Investment Company Act of 1940, as amended, was filed electronically on April 30, 2021. Post-Effective Amendment No. 123 became effective on April 30, 2021 pursuant Rule 485(b) under the 1933 Act.

Should you have any comments or questions, please contact the undersigned at (551) 235-3560.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi

EXHIBIT A

SA American Funds Asset Allocation Portfolio

SA American Funds Global Growth Portfolio

SA American Funds Growth Portfolio

SA American Funds Growth-Income Portfolio

SA American Funds VCP Managed Allocation Portfolio